Introduction and Basis of Presentation - Additional Information (Detail)	Dec. 31, 2012 State Location
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Minimum number of domestic branch offices	300
States with domestic branch offices	45